INCIDENTS AT THERMAL POWER PLANT	12 Months Ended
Dec. 31, 2023
Incidents At Thermal Power Plant
INCIDENTS AT THERMAL POWER PLANT

NOTE 18: INCIDENTS AT THERMAL POWER PLANT

18.1 CTGEBA

On May 31, 2021, an incident occurred at the GEBATG03 (TG21) unit, part of CTGBS’s Genelba Plus CC, causing damage to the unit’s turbine. As a result of the incident, the CC generation capacity was reduced by approximately 50% (280 MW).

Jointly with the turbine manufacturer (SIEMENS), the Company performed the necessary works to disassemble and repair the failure, which were successfully completed in July 2021.

In the fourth quarter of 2023, the Company completed the necessary filings with the insurance companies, recording an expense recovery of US$ 8 million for the damages sustained as a result of the failure and the economic losses resulting from the breach of the availability commitments.

18.2 CTLL

On July 20, 2023, an incident occurred at CTLL’s GT05, causing damage to the unit's turbine. As a result of the incident, the power generation capacity was reduced by approximately 105 MW.

The Company, together with the turbine manufacturer, General Electric, carried out the necessary works to repair the failure, which were completed in January 2024.

Moreover, the Company is making all necessary filings before the insurance companies to minimize economic losses resulting from the breach of the associated availability commitments.